SCHEDULE OF INCOME TAX (CREDITS) EXPENSES RECONCILED TO (LOSS) PROFIT BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
(Loss) profit before income tax	$ (11,976,182)	$ 5,210,820	$ 1,960,543
Total	(42,854)	431,925	628,253
HONG KONG
IfrsStatementLineItems [Line Items]
(Loss) profit before income tax	(11,976,182)	5,210,820	1,960,543
Tax at the respective income tax rates	(1,418,569)	847,763	623,576
Tax effect of expenses not deductible for tax purpose	1,683,289	649,932	3,802,565
Tax effect of income not taxable for tax purpose	(235,534)	(850,911)	(4,037,252)
Tax effect of tax losses not recognized			288,070
Utilization of tax losses previously not recognized		(214,859)	(128,876)
(Over) under-provision in respect of prior years	(72,040)		5,290
Others			74,880
Total	$ (42,854)	$ 431,925	$ 628,253